RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]

16. RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

		Share-based
For the year ended December 31, 2017	Salary or Fees	Payments	Total
Management	$733,244	$361,865	$1,095,109
Outside directors *	149,882	226,614	376,496
Seabord Services Corp.	357,600	-	357,600
Total	$1,240,726	$588,479	$1,829,205

		Share-based
For the year ended December 31, 2016	Salary or Fees	Payments	Total
Management	$803,033	$215,933	$1,018,966
Outside directors *	151,228	167,534.00	318,762
Seabord Services Corp.	357,600	-	357,600
Total	$1,311,861	$383,467	$1,695,328

		Share-based
For the year ended December 31, 2015	Salary or Fees	Payments	Total
Management	$1,067,210	$108,637	$1,175,847
Outside directors *	158,257	79,898	238,155
Seabord Services Corp.	413,700	-	413,700
Total	$1,639,167	$188,535	$1,827,702

* Directors fees include US$5,000 per month paid to the Company’s non-Executive Chairman, who does not receive the fees paid to the other independent director’s.

Seabord Services Corp. (“Seabord”) is a management services company controlled by the Chairman of the Board of Directors of the Company. Seabord provides a Chief Financial Officer, a Corporate Secretary, accounting and administration staff, and office space to the Company. The Chief Financial Officer and Corporate Secretary are employees of Seabord and are not paid directly by the Company.

Included in the table above for the year ended December 31, 2015 is $247,660 in termination payments to a former officer of the Company. The amount has been included in Other expenses for that year.

Included in accounts payable and accrued liabilities at December 31, 2017 is $7,177 (2016 - $5,913) owed to key management personnel and $23,568 (2016 - $17,559) to other related parties. By way of a common director, included in Notes receivable (Note 7) are certain balances owing from a related party.